Income taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income taxes
Income taxes
17.	Income taxes

The statutory income tax rate for the Group is 25% for the six months ended June 30, 2022 and 2023. The effective income tax rate for the six months ended June 30, 2022 and 2023 was 1% and nil. The effective income tax rate for the six months ended June 30, 2022 and 2023 differs from the PRC statutory income tax rate of 25%, primarily due to the recognition of full valuation allowance for deferred income tax assets of loss-making entities.

24.	Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, ECARX BVI is not subject to income or capital gains taxes. Additionally, the British Virgin Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, ECARX HK is subject to Hong Kong profits tax at a rate of 16.5%. A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. Additionally, upon payments of dividends to the shareholders, no Hong Kong withholding tax will be imposed.

Mainland PRC

Under the Enterprise Income Tax Law (“EIT Law”) in mainland PRC, domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The Company’s PRC subsidiaries and VIEs are subject to the statutory income tax rate at 25%, unless a preferential EIT rate is otherwise stipulated.

In November 2019, Hubei ECARX received the High and New Technology Enterprise (“HNTE”) certificate from the Hubei provincial government. This certificate entitled Hubei ECARX to enjoy a preferential income tax rate of 15% for a period of three years from 2019 to 2021 if all the criteria for HNTE status could be satisfied in the relevant year. As is stated in the Note 1(d), Hubei ECARX was deconsolidated pursuant to the Restructuring. Since then no consolidated entities of the Group ever received the HNTE certificate in 2022.

The components of income / (loss) before income taxes are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
The Cayman Islands	55,644	(4,811)	(57,261)
British Virgin Islands	—	—	(2)
Hong Kong S.A.R	93	(53,347)	(27,262)
Sweden	—	(310)	7,015
United Kingdom	—	(11,164)	(348,872)
The PRC, excluding Hong Kong S.A.R.	(495,513)	(1,100,265)	(1,151,699)
Total	(439,776)	(1,169,897)	(1,578,081)

Withholding tax on undistributed dividends

Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries are subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008.

The Company’s subsidiaries and VIEs located in the PRC were in accumulated loss status as of December 31, 2020, 2021 and 2022. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2021 and 2022.

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or the VIEs’ earnings within the Group.

(a)	Income taxes

Income tax expense recognized in the consolidated statements of comprehensive loss consisted of the following:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	228	6,861	29,065

(b)	Tax reconciliation

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rates for the years ended December 31, 2020, 2021, and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
Computed expected income tax benefit	(25)%	(25)%	(25)%
Effect of preferential tax rate	11%	10%	(17)%
Effect of different tax jurisdiction	(3)%	(1)%	2%
Non-deductible expenses	4%	5%	40%
Research and development expenses additional deduction	(8)%	(6)%	(5)%
Change in valuation allowance	21%	17%	7%
Actual income tax expense	—	—	2%

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiary and the VIEs for the years from establishment (i.e., 2017) to 2022 are open to examination by the PRC tax authorities.

(c)	Deferred taxes

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Inventories	6,431	7,654
Allowance for doubtful accounts	487	2,049
Intangible assets	—	268,381
Accrued product warranties	8,483	23,037
Accrued salaries and benefits	8,704	10,961
Accrued expenses and other liabilities	48,520	14,494
Unrealized investment loss of equity method investments	3,600	7,326
Donation	450	503
Operating lease liabilities	—	22,781
Net operating loss carryforwards	473,845	201,812
Total deferred tax assets	550,520	558,998
Less: valuation allowance	(550,520)	(537,172)
Deferred tax assets, net of valuation allowance	—	21,826
Deferred tax liabilities:
Operating lease right-of-use assets	—	(21,826)
Total deferred tax liabilities	—	(21,826)
Net deferred tax assets	—	—

The following table presents the movement of the valuation allowance for the deferred tax assets:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance as of January 1,	268,702	362,371	550,520
Increase during the year	93,669	188,149	121,245
Reversal of net operating loss carryforwards due to the Restructuring	—	—	(134,593)
Balance as of December 31	362,371	550,520	537,172

Net operating loss carryforwards of the Company’s subsidiaries and VIEs in jurisdictions other than the PRC do not expire. As of December 31, 2021 and 2022, the balance of net operating loss carryforwards of the Company’s subsidiaries and VIEs in jurisdictions other than the PRC amounted to RMB11,893 and RMB87,051, respectively.

As of December 31, 2022, the net operating loss carryforwards by the PRC companies will expire during the period from year 2026 to year 2027, if unused by the following year-end:

Year ending December 31,	Amount
RMB
2026	8,118
2027	733,746
Total	741,864

The recoverability of these net operating loss carryfowards is evaluated by assessing the adequacy of future expected taxable income from all sources, including reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent the Company does not consider it more-likely-than-not that a deferred tax asset will be recovered, a valuation allowance is generally established. To the extent that a valuation allowance was established, and it is subsequently determined that it is more-likely-than-not that the deferred tax assets will be recovered, the change in the valuation allowance is recognized in the consolidated statements of comprehensive loss.

As of December 31, 2022, the valuation allowances were related to the deferred income tax assets of subsidiaries of the Company which were in loss position. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.